Provisions	12 Months Ended
Jun. 30, 2019
Provisions [abstract]
Provisions

19.	Provisions

The following table shows the movements in the Group's provisions for other liabilities:

	Labor, legal and other claims	Investments in associates (*)	06.30.19	06.30.18
Balances at the beginning of the year	86,683	567	87,250	59,150
Inflation adjustment	(34,985)	(243)	(35,228)	(7,118)
Increases (i)	60,806	-	60,806	64,329
Recovery (i)	(15,188)	-	(15,188)	(15,167)
Increases	-	(97)	(97)	471
Used during the year	(17,647)	-	(17,647)	(15,117)
Incorporation as a result of business combination	-	-	-	702
Balances at the end of the year	79,669	227	79,896	87,250
Non-current			43,879	19,067
Current			36,017	68,183
Total			79,896	87,250

(*)	Corresponds to investments in associates with negative equity. (See Note 8)
(i)	The charge to increase and recovery provisions has been charged within the line "Other operating results, net", in the statement of comprehensive income (See Note 26).

Included in this item are certain amounts in respect of which the Group has established a provision for legal claims, none of which is considered significant.